Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment
NOTE 8: PROPERTY, PLANT AND EQUIPMENT

(€’000)	Property	Equipment	Furniture	Leasehold	Total
Capitalized costs
At January 1, 2020	2 810	4 099	307	4 193	11 409
Additions	191	670	10	56	926
Disposals	—	(932)	(67)	(372)	(1 371)
Currency translation adjustments	—	(1)	—	(17)	(18)
Transfers	—	(271)	—	171	(100)

At December 31, 2020	3 001	3 563	250	4 032	10 846
Additions	24	388	—	10	422
Disposals	—	(192)	—	—	(192)
Currency translation adjustments	—	1	—	15	16
Transfers	—	—	—	—	—

At December 31, 2021	3 025	3 760	250	4 057	11 092

Accumulated depreciation:
At January 1, 2020	(399)	(2 967)	(205)	(2 776)	(6 347)
Depreciation charge	(428)	(691)	(46)	(470)	(1 635)
Disposals	—	760	38	352	1 150
Currency translation adjustments	—	1	—	4	5
Transfers	—	271	—	(171)	100

At December 31, 2020	(827)	(2 625)	(214)	(3 061)	(6 727)
Depreciation charge	(454)	(512)	(24)	(313)	(1 303)
Disposals	—	191	—	—	191
Currency translation adjustments	—	(2)	—	(3)	(5)
Transfers	—	—	—	—	—

At December 31, 2021	(1 281)	(2 948)	(238)	(3 377)	(7 844)

Net book value
Capitalized costs	3 001	3 563	250	4 032	10 846
Accumulated depreciation	(827)	(2 625)	(214)	(3 061)	(6 727)
At December 31, 2020	2 174	938	36	971	4 119

Capitalized costs	3 025	3 760	250	4 057	11 092
Accumulated depreciation	(1 281)	(2 948)	(238)	(3 377)	(7 844)

At December 31, 2021	1 744	812	12	680	3 248

Property, Plant and Equipment is mainly composed of
right-of-use
on leased offices, facilities and equipment (including vehicles), office furniture, leasehold improvements, and laboratory equipment.
The variance on the total tangible assets as of December 31, 2021 resulted primarily in new laboratories equipment compensated by yearly depreciation.
The additions for the period amounting €0.4 million are mainly driven by new laboratories equipment for €0.3 million. At December 31, 2020, the variance on the total tangible assets resulted primarily in new leased assets compensated by yearly depreciation. The additions for the year 2020 amounting to €0.9 million were mainly driven by the renewal of leased buildings relating to the Group’s R&D and manufacturing facilities for €0.2 million and new leased laboratories equipment for €0.5 million, see disclosure 29
Leases
.